NOTE 2- Significant accounting policies: d. Estimates and assumptions (Policies)	12 Months Ended
Dec. 31, 2024
Policies
d. Estimates and assumptions:

d.Estimates and assumptions:

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenue and expenses. These estimates and underlying assumptions are reviewed regularly. Changes in accounting estimates are reported in the period that the change in estimate occurs.

The key assumptions made in the financial statements concerning uncertainties at the end of the reporting period and the critical estimates used by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed in Note 3.